Earnings Per Share (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings per Share Textuals [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1	4	8